Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 5,720,569	$ 1,784,938
Restricted cash	11,108,816
Accounts receivable, net	4,856,637	1,018,003
Other Receivables	120,304	66,000
Due from related parties	351,357	44,245
Inventories	1,001,977	92,530
Prepaid expenses and other current assets	1,090,787	3,490,446
Total Current Assets	24,250,447	6,496,162
Property and equipment, net	563,131	6,776,116
Operating lease right-of-use asset	12,573,710	1,077,241
Investments at fair value	29,071	29,069
Goodwill	31,688,887	1,320,100
Intangible assets, net	16,107,293	1,394,969
Other receivables	732,716
Due from related parties	5,288,264
Other non-current assets	26,108	501,750
Total Assets	91,259,627	17,595,407
Current Liabilities
Accounts payable	1,672,306	1,078,381
Accrued expenses and other current liabilities	3,809,540	2,064,302
Deferred revenue	6,391,993	2,561,912
Income tax payable	355,023
Due to related parties	2,932,090	425,551
Operating lease liabilities - current portion	1,590,538	436,271
Loans payable - current portion	334,391	65,415
Convertible debt obligations - current portion	5,752,328	507,765
Short term debt	539,245
Total Current Liabilities	23,377,454	7,139,597
Due to related parties	1,729
Operating lease liabilities – non-current portion	11,394,337	894,589
Loans payable – non-current portion	428,025	85,858
Convertible debt obligations - non-current portion	2,223,523	766,245
Deferred tax liability	3,391,129	723,122
Derivative liabilities	36,488,594
Total Liabilities	77,304,791	9,609,411
Stockholders’ Equity
Contributed capital	110,534,000	50,924,276
Subscriptions receivable	(1,900,857)	(1,900,857)
Reserves	(32,933,714)	(31,888,638)
Accumulated deficit	(68,539,210)	(13,493,684)
Capital and reserves attributable to owners of Genius Group Ltd	7,160,219	3,641,097
Non-controlling interest	6,794,617	4,344,899
Total Stockholders’ Equity	13,954,836	7,985,996
Total Liabilities and Stockholders’ Equity	$ 91,259,627	$ 17,595,407